Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent events
Subsequent events

23.Subsequent events

On January 8, 2016, SL and HH irrevocably waived and relinquished their rights to convert the Notes held by them and transferred all of the Notes to Ctrip (the “Exchange”).  The Exchange was accounted for as an extinguishment of debt.

In March 2016, the Company obtained a RMB denominated loan with a principal amount of RMB1,773,800 (US$273,828) from Ctrip. The loan is free of interest and has a term of three years.  Ctrip obtained a US$ denominated loan with a principal amount of US$285,000 from the Company.  The loan is free of interest and has a term of three years.